Risk Management Activities - Schedule Of Effect Of A Change In Loss On Financial Instruments To Value The Gold Derivative Contracts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
(US$150)
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments		$ (35.4)
(US$100)
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments		(20.1)
(US$50)
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments		(8.6)
US$50
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments		6.5
US$100
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments		11.4
US$150
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments		15.0
-0.15 | Currency risk
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	$ 22.5	74.2
-0.1 | Currency risk
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	11.3	49.5
-0.05 | Currency risk
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	1.3	24.7
0.05 | Currency risk
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(15.8)	(24.7)
0.1 | Currency risk
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(23.2)	(49.5)
0.15 | Currency risk
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(30.0)	(74.2)
-0.015
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments		5.2
-0.015 | Currency risk
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(0.5)	(7.3)
-0.01
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments		2.9
-0.01 | Currency risk
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(0.4)	(4.8)
-0.005
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments		0.8
-0.005 | Currency risk
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	(0.2)	(2.4)
0.005
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments		(3.0)
0.005 | Currency risk
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	0.2	2.4
0.01
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments		(4.8)
0.01 | Currency risk
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	0.4	4.8
0.015
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments		(6.4)
0.015 | Currency risk
Disclosure of Financial Risk Management [line items]
(Increase)/decrease in loss on financial instruments	$ 0.5	$ 7.1